LONG TERM BANK LOANS	12 Months Ended
Dec. 31, 2020
LONG TERM BANK LOANS
LONG TERM BANK LOANS

NOTE 14 – LONG TERM BANK LOANS

		Interest
		Rate	December 31,
	Bank Name	per Annum	$2020	$2019
Due on August 28, 2022,	Anhui Commercial Bank ("ACB") Hui Tong Branch	9.60%	$6,460,734	$6,097,453
Long term bank loans, net			$6,460,734	$6,097,453

All long-term bank loans are obtained from local banks in China and are repayable over one year. All long-term bank loans are secured by a portion of our property, plant and equipment and land use rights, or guaranteed by related parties. None of our long-term bank loans have financial covenants. However, each loan contains a covenant restricting our use of funds to purchases raw materials or for working capital purposes.

Interest expense, included in the financial expenses in the statement of operations, was $606,369,  $580,497 and $612,622 for the years ended December 31, 2020, 2019 and 2018, respectively.